Schedule of Principal Repayment (Details)	Dec. 31, 2025 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2025
2026	150,000
2027	45,000
2028	0
2029	0
Thereafter	$ 0